Going Concern (Details) - Surfside Acquisition Inc. [Member] - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Accumulated deficit	$ (178,798)		$ (154,761)			$ (109,951)
Stockholders’ deficit	$ (178,298)	$ (165,524)	$ (154,261)	$ (132,203)	$ (120,742)	$ (109,451)	$ (61,826)